SHARE-BASED COMPENSATION - Compensation expenses (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Share-based compensation
Sharebased compensation related to share options	¥ 1,538,287		¥ 2,252,589		¥ 2,955,590
Tax Benefit From Compensation Expense | $		$ 0		$ 0		$ 0
Cost of revenues
Share-based compensation
Sharebased compensation related to share options	406,131	63,731,000	511,637		0
Sales and marketing expenses
Share-based compensation
Sharebased compensation related to share options	110,446	17,331,000	77,574		0
General and administrative expenses
Share-based compensation
Sharebased compensation related to share options	595,732	93,483,000	1,131,335		2,955,590
Research and development expenses
Share-based compensation
Sharebased compensation related to share options	425,978	$ 66,845,000	532,043		0
Employee Stock Option [Member]
Share-based compensation
Sharebased compensation related to share options	1,504,025		2,252,589		2,523,105
Restricted Stock Units (RSUs) [Member]
Share-based compensation
Sharebased compensation related to share options	34,262		0		0
Ordinary Shares [Member]
Share-based compensation
Sharebased compensation related to share options	¥ 0		¥ 0		¥ 432,485